Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of accounts receivable, net
Accounts receivable	$ 13,090,853	$ 15,871,970
Less: Allowance for doubtful accounts	(1,669,658)	(392,533)
Total accounts receivable, net	$ 11,421,195	$ 15,479,437